Subordinated liabilities - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Balance at beginning of year	€ 21,880	€ 21,062	€ 23,820
Balance at end of year	26,196	21,880	21,062
Financial liabilities at amortised cost
Financial instruments
Balance at beginning of year	21,880	21,062
Net inclusion of entities in the Group	0	0	0
Placements	5,340	4,075	1,090
Redemptions and repurchases	(1,500)	(2,838)	(4,009)
Exchange differences and other movements	476	(419)	161
Balance at end of year	26,196	21,880	21,062
Net issuances, redemptions and repurchases	3,840
Interest paid in remuneration of issuances	1,184
Financial liabilities at amortised cost | Banco Santander (Brasil) S.A.
Financial instruments
Placements	871	0	0
Redemptions and repurchases	0	0	(124)
Financial liabilities at amortised cost | Banco Santander - Chile
Financial instruments
Placements	0	353	0
Financial liabilities at amortised cost | PSA Bank Deutschland GmbH
Financial instruments
Placements	0	0	23
Financial liabilities at amortised cost | Banca PSA Italia S.p.A.
Financial instruments
Placements	0	0	11
Financial liabilities at amortised cost | Santander UK
Financial instruments
Redemptions and repurchases	0	(740)	(16)
Financial liabilities at amortised cost | Santander UK Group Holdings plc
Financial instruments
Redemptions and repurchases	0	(316)	0
Financial liabilities at amortised cost | Santander Bank, National Association
Financial instruments
Redemptions and repurchases	0	(111)	(19)
Financial liabilities at amortised cost | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Redemptions and repurchases	0	0	(69)
Financial liabilities at amortised cost | Banco Santander, S.A.
Financial instruments
Placements	4,469	3,722	1,056
Redemptions and repurchases	€ (1,500)	€ (1,671)	€ (3,782)